WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2 NSAR-U

Report for six month period ending:   /   /    (a)

             or fiscal year ending: 12/31/2004 (b).

Is this a transition report? (Y/N)  No
                                    --

Is this an amendment to a previous filing? (Y/N)     No
                                                     --

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name: Western-Southern Life Assurance Company
                             Separate Account 2
         B. File Number: 811-08550
         C. Telephone Number: 513-629-1800

2.       A. Street: 400 Broadway
         B. City: Cincinnati  C. State: Ohio  D. Zip Code: 45202   Zip Ext: 3312
         E. Foreign Country:  Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)    No
                                                                       --

4.       Is this the last filing on this form by Registrant? (Y/N)     No
                                                                       --

5.       Is Registrant a small business investment company (SBIC)? (Y/N)     No
                                                                             --

         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)            Yes
                                                                       ---

         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.       Is Registrant a series or multiple portfolio Company? (Y/N)
         [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of period?

                                                 -----------------------------
For period ending 12/31/2004                     If filing more than one
File number 811-08550                            Page 50, "X" box: [ ]
                                                 -----------------------------


  123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) $15

  124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $
        ------------------------------------------- --------

  125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ --------- --------

  126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $
        --------------------- ----------

  127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


----------------------------------------------------- ------------------ --------------------- ---------------------
                                                      Number of Series   Total Assets ($000's      Total Income
                                                          Investing            omitted)           Distributions
                                                                                                 ($000's omitted)
----------------------------------------------------- ------------------ --------------------- ---------------------

A. U.S. Treasury direct issue                                            $                     $
----------------------------------------------------- ------------------ --------------------- ---------------------
B. U.S Government agency                                                 $                     $
----------------------------------------------------- ------------------ --------------------- ---------------------
C. State and municipal tax-free                                          $                     $
----------------------------------------------------- ------------------ --------------------- ---------------------
D. Public utility debt                                                   $                     $
----------------------------------------------------- ------------------ --------------------- ---------------------
E. Brokers or dealers debt or debt of brokers' or                        $                     $
    dealers' parent
----------------------------------------------------- ------------------ --------------------- ---------------------
F. All other corporate intermed. & long-term debt                        $                     $
----------------------------------------------------- ------------------ --------------------- ---------------------
G. All other corporate short-term debt                                   $                     $
----------------------------------------------------- ------------------ --------------------- ---------------------
H. Equity securities of brokers or dealers or                            $                     $
    parents of brokers or dealers
----------------------------------------------------- ------------------ --------------------- ---------------------
I. Investment company equity securities                                  $                     $
----------------------------------------------------- ------------------ --------------------- ---------------------
J. All other equity securities                        1                  $882                  $20
----------------------------------------------------- ------------------ --------------------- ---------------------
K. Other securities                                                      $                     $
----------------------------------------------------- ------------------ --------------------- ---------------------
L. Total assets of all series of registrant                              $                     $
----------------------------------------------------- ------------------ --------------------- ---------------------


                                                  ----------------------------
For period ending 12/31/2004                      If filing more than one
File number 811-08550                             Page 51, "X" box: [ ]
                                                  ----------------------------


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
     the issuer? (Y/N) -----------------------------------------         ------
                                                                           Y/N

     [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) --------------------------------------- -----
                                                                           Y/N

     [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item
     129 derived from insurance or guarantees? (Y/N) -----------------    -----
                                                                           Y/N

131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted) -------------------     $9

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:



------------------------- ---------------------- ----------------------- ---------------------- ----------------------
811-_____                 811-_____              811-_____               811-_____              811-_____
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
811-_____                 811-_____              811-_____               811-_____              811-_____
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
811-_____                 811-_____              811-_____               811-_____              811-_____
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
811-_____                 811-_____              811-_____               811-_____              811-_____
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
811-_____                 811-_____              811-_____               811-_____              811-_____
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
811-_____                 811-_____              811-_____               811-_____              811-_____
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
811-_____                 811-_____              811-_____               811-_____              811-_____
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
811-_____                 811-_____              811-_____               811-_____              811-_____
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
811-_____                 811-_____              811-_____               811-_____              811-_____
------------------------- ---------------------- ----------------------- ---------------------- ----------------------



The report is signed on behalf of the registrant in the City of Cincinnati and State of Ohio on the 28th day of February, 2005.

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

                                       for WESTERN-SOUTHERN LIFE ASSURANCE
                                       COMPANY SEPARATE ACCOUNT 2
                                       File No. 811-08550

  Witness:                             By:

           /s/Donald J. Wuebbling      /s/Bradley J. Hunkler
           -------------------------   -----------------------------------
           Donald J. Wuebbling         Bradley J. Hunkler
           Senior Vice President       Vice President and Comptroller